Income Taxes - Summary of Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Current taxes
Domestic	₨ 29,862		₨ 19,773	₨ 18,437
Foreign	2,553		6,292	5,887
Current taxes	32,415		26,065	24,324
Deferred taxes
Domestic	(635)		3,982	1,624
Foreign	(2,834)		298	(1,149)
Deferred taxes	(3,469)		4,280	475
Income tax expense	₨ 28,946	$ 382	₨ 30,345	₨ 24,799